Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life Insurance in Force
Direct amount	$ 38,709.9	$ 59,075.0	$ 68,173.9
Ceded to other Companies	38,055.1	58,373.3	68,066.3
Assumed from other Companies	514.2	549.4	1,232.5
Net amount	$ 1,169.0	$ 1,251.1	$ 1,340.1
Percentage of amount assumed to net	44.00%	43.90%	92.00%
Premiums:
Direct amount	$ 750.4	$ 954.9	$ 1,021.7
Ceded to other Companies	750.2	953.7	900.2
Assumed from other Companies	4.6	4.3	58.8
Net earned premiums	$ 4.8	$ 5.5	$ 180.3
Percentage of amount assumed to net	95.80%	78.20%	32.60%
Benefits:
Direct policyholder benefits	$ 763.3	$ 853.1	$ 1,242.7
Ceded to other Companies	714.6	807.9	1,131.1
Assumed from other Companies	14.4	13.4	41.1
Net policyholder benefits	$ 63.1	$ 58.6	$ 152.7
Percentage of amount assumed to net	22.80%	22.90%	26.90%
Life insurance
Premiums:
Direct amount	$ 185.8	$ 239.4	$ 269.6
Ceded to other Companies	184.3	237.3	234.8
Assumed from other Companies	2.9	3.1	5.9
Net earned premiums	$ 4.4	$ 5.2	$ 40.7
Percentage of amount assumed to net	65.90%	59.60%	14.50%
Benefits:
Direct policyholder benefits	$ 294.6	$ 345.6	$ 379.6
Ceded to other Companies	246.0	304.3	341.0
Assumed from other Companies	13.9	13.1	16.3
Net policyholder benefits	$ 62.5	$ 54.4	$ 54.9
Percentage of amount assumed to net	22.20%	24.10%	29.70%
Accident and health insurance
Premiums:
Direct amount	$ 564.6	$ 715.5	$ 752.1
Ceded to other Companies	565.9	716.4	665.4
Assumed from other Companies	1.7	1.2	52.9
Net earned premiums	$ 0.4	$ 0.3	$ 139.6
Percentage of amount assumed to net	425.00%	400.00%	37.90%
Benefits:
Direct policyholder benefits	$ 468.7	$ 507.5	$ 863.1
Ceded to other Companies	468.6	503.6	790.1
Assumed from other Companies	0.5	0.3	24.8
Net policyholder benefits	$ 0.6	$ 4.2	$ 97.8
Percentage of amount assumed to net	83.30%	7.10%	25.40%